INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
	2012	2011
Currently payable:
Federal	$-	$-
State	-	-
Total currently payable	-	-
Deferred:
Federal	(1,351,316)	(1,138,075)
State	(322,185)	(272,176)
Total deferred	(1,673,501)	(1,410,251)
Less increase in allowance	1,692,449	1,260,068
Net deferred	18,948	(150,183)
Total income tax provision (benefit)	$18,948	$(150,183)

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets:	2012	2011
Net operating loss carry forwards	$14,079,414	$13,131,941
Equity issued for services	603,785	576,761
Other	422,998	144,172
Total	15,106,197	13,852,874
Less valuation allowance	(14,076,344)	(12,804,923)
Gross deferred tax assets	$1,029,853	$1,047,951

Deferred tax liabilities:
Goodwill and other intangibles	$234,822	$245,898
Depreciation and amortization	922,706	910,780
Gross deferred tax liabilities	$1,157,528	$1,156,678

Net deferred tax liabilities	$(127,675)	$(108,727)

Schedule of Effective Income Tax Rate Reconciliation
	2012	2011

Statutory United States federal rate	34.0%	34.0%
State income taxes net of federal benefit	5.0	4.6
Permanent diffeference	(0.8)	2.9
Other	1.0	(0.1)
Change in valuation reserves	(39.6)	(36.9)

Effective tax rate	(0.4)%	4.5%